Deferred Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
10. Deferred Revenue
Deferred revenue represents amounts that have been collected in advance of revenue recognition and is recognized as revenue when transfer of control to customers has occurred or services have been provided. The deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable
revenue agreements. Differences between the revenue recognized per the below schedule, and the revenue recognized per the consolidated statement of operations, reflect amounts not recognized through the deferred revenue process, and which have been determined to be insignificant. For the three months ended March 31, 2024 and March 31, 2023, the Company recognized $861,496 and $930,436, in revenue that was included in the prior year deferred revenue balance, respectively.

The change in deferred revenue was as follows for the periods indicated:

	Three Months Ended March 31, 2024	Year Ended December 31, 2023
Deferred revenue, beginning of period	$1,214,096	$930,436
Billings	1,110,682	4,781,924
Revenue recognized (prior year deferred revenue)	(861,496)	(930,436)
Revenue recognized (current year deferred revenue)	(217,976)	(3,567,828)

Deferred revenue, end of period	$1,245,306	$1,214,096

The deferred revenue balance is short-term and included under current liabilities on the accompanying unaudited condensed consolidated balance sheet.

13. Deferred Revenue
Deferred revenue represents amounts that have been collected in advance of revenue recognition and is recognized as revenue when transfer of control to customers has occurred or services have been provided. The deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable
revenue agreements. Differences between the revenue recognized per the below schedule, and the revenue recognized per the consolidated statement of operations, reflect amounts not recognized through the deferred revenue process, and which have been determined to be insignificant. For the year ended December 31, 2023, the Company recognized $930,436 in revenue that was included in the prior year deferred revenue balance.

The change in deferred revenue was as follows for the periods indicated:

	December 31,
	2023	2022
Deferred revenue, beginning of period	$930,436	$1,060,040
Billings	4,781,924	5,040,665
Revenue recognized (prior year deferred revenue)	(930,436)	(1,004,697)
Revenue recognized (current year deferred revenue)	(3,567,828)	(4,165,572)

Deferred revenue, end of period	$1,214,096	$930,436